                                                                     Rule 497(d)
                                                              File No. 333-49516

    Supplement dated July 26, 2001 to the Prospectus dated November 15, 2000

                         Nuveen Unit Trusts, Series 109
                Nuveen Nasdaq-100 Index Portfolio, November 2000
          Nuveen-Dow Jones Global Titans/SM/ Portfolio, November 2000

Notwithstanding anything to the contrary in the Prospectus for the Portfolios, the Transactional Sales Charges and dealer concessions applicable for the Portfolios are set forth below. As indicated, the Transactional Sales Charges and dealer concessions are reduced for volume purchases and for purchases by certain qualified investors. The Transactional Sales Charge may consist of two components - an upfront sales charge and a deferred sales charge. The upfront sales charge equals the difference between the applicable Transactional Sales Charge and the remaining deferred sales charge. The deferred sales charge was initially $0.45 per Unit and is deducted monthly in installments of $0.09 per Unit from June 29, 2001 through October 31, 2001. As of the date of this Supplement, the remaining deferred sales charge is $0.36 per Unit. Unitholders who purchase Units after the date of this Supplement will not be subject to the Creation and Development Fee.

The maximum Transactional Sales Charge for the Portfolios is 6.50% of the Public Offering Price and the maximum dealer concession is 5.25% of the Public Offering Price. The following table provides the discounts available from the maximum Transactional Sales Charge and the maximum dealer concession for volume purchases and for certain investors:


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If you buy the following number of Units           Your Discount from the            The Discount from
 or are a Wrap Account Purchaser:*               Maximum Transactional Sales        the Maximum Dealer
                                                      Charge will be:               Concession will be:
-----------------------------------------------------------------------------------------------------------
          5,000 to 9,999                                   0.50%                            0.25%
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         10,000 to 24,999                                  1.00%                            0.75%
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          25,000 to 49,999                                 1.50%                            1.25%
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          50,000 to 99,999                                 3.00%                            2.75%
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          100,000 or more                                  4.50%                            4.25%
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      Wrap Account Purchases                               5.25%                            5.25%
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

* Sales charge reductions and dealer concessions are computed both on a dollar basis and on the basis of the number of Units purchased, at any point of purchase, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000, etc., and will be applied on that basis which is more favorable to Unitholders. All Units are subject to the same Deferred Sales Charge. If the Deferred Sales Charge exceeds the applicable Transactional Sales Charge, the Sponsor provides such investors with additional Units to lower the effective sales charge.

     This supplement shall serve to replace all previous supplements to the
                                  Prospectus.

                        Please Retain for Your Records.